Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions
29. Related party transactions
The Group enters into transactions with its associate undertakings, primarily in relation to pass-through billing arrangements.
The following amounts were outstanding at 31 December 2024 and 2023:

	2024	2023
	£m	£m
Amounts owed by related parties	68	74

Amounts owed to related parties	(104)	(75)

There are no material provisions for doubtful debts relating to these balances and no material expense has been recognised in the income statement in relation to bad or doubtful debts for 2024 or 2023.